GAMNA SERIES FUNDS, INC.
                    Supplement dated January 23, 2003
                                 to
                    Prospectus dated October 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN
CONJUNCTION WITH THE PROSPECTUSES.

Effective January 27, 2003, on page 6 of the Prospectus, in the section entitled "Management of the Fund" delete the address of the Fund's Investment Adviser in the first paragraph and replace it with the following:

                           94 North Broadway
                          Irvington, NY 10533


         PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



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                        GAMNA SERIES FUNDS, INC.
                    Supplement dated January 23, 2003
                                 to
        Statement of Additional Information dated October 30, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT
SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE SAI.

Effective January 27, 2003, on page 6 of the SAI, in the section entitled "Management of the Company" delete the address of each Director and officer in the first paragraph and replace it with the following:

                        94 North Broadway
                       Irvington, NY 10533

The following information supplements the section entitled "Control Persons and Principal Holders" on page 11 of the SAI:

The address for Rampart Insurance Company should be deleted and replaced with 90 Broad Street, New York, New York, 10004.

The address for Groupama Actions Internationales should be deleted and replaced with 25 rue de Courcelles, Paris, France 75008.

         PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.